Revenue - Summary of Transaction Prices Allocated to the Remaining Performance Obligations (Detail) - JPY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	¥ 1,145,301	¥ 696,408
Within 1 year [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	1,114,337	658,510
Later than one year and not later than two years [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	6,588	6,935
Later than two years and not later than three years [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	6,588	6,588
More than three years [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	¥ 17,788	¥ 24,375